Stock-Based Compensation	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

Note 7 - Stock-Based Compensation

The Company’s 2018 Equity Incentive Plan was adopted as part of the Merger (the “2018 Plan”), which replaced the 2017 Equity Incentive Plan (“2017 Plan”) that existed prior to the Merger. There were no outstanding option grants as of December 31, 2017 under the 2017 Plan and no expense recognized during the period ended December 31, 2017. During 2018, the Company granted options and restricted stock units under the 2017 Plan, all of which converted to options and restricted stock units under the 2018 Plan in the Merger. The terms of the 2018 Plan are equivalent to those of the 2017 Plan.

The 2018 Plan permits the grant of stock options, stock appreciation rights, restricted stock, or restricted stock units to officers, employees, directors, consultants, agents, and independent contractors of the Company. The Company believes that such awards better align the interests of its employees, directors, and consultants with those of its stockholders. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those option awards generally vest over two years from the grant date and generally have ten-year contractual terms. Certain option awards provide for accelerated vesting (as defined in the 2018 Plan).

During the six months ended June 30, 2018, no awards were granted under the 2018 Plan. 2,529,000 shares of common stock will be available for awards granted under the 2018 Plan, inclusive of 947,917 shares subject to options originally granted to non-employees under the 2017 Equity Incentive Plan (“2017 Plan”), converted to options under the 2018 plan in the Merger.

The Company estimates the fair value of each option award using a BSM that uses the weighted-average assumptions included in the table below. Expected volatilities are based on historical volatility of comparable companies. The Company uses historical data to estimate option exercise within the valuation model, or estimates the expected option exercise when historical data is unavailable. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future. When calculating the amount of annual compensation expense, the Company has elected not to estimate forfeitures and instead accounts for forfeitures as they occur.

A summary of option activity for the six months ended June 30, 2018 is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Total Shares

Outstanding at December 31, 2017	-	$-		-
Granted	947,917	1.50	10.0	947,917
Outstanding at June 30, 2018	947,917	1.50		947,917

The weighted-average grant-date fair value of options granted during the six months ended June 30, 2018 was $0.70. The options contained time-based vesting conditions satisfied over a period of two years from the grant date.

As of June 30, 2018, there was approximately $582,000 of total unrecognized compensation cost related to nonvested options. That cost is expected to be recognized over a weighted-average period of 1.75 years.

The Company recognized $180,802 in expense related to the 2018 Plan for the period ended June 30, 2018, composed of $102,084 for consulting services to be settled in restricted shares and $78,718 related to nonqualified stock options granted to non-employees.

On July 13, 2018, the Company issued 340,278 shares of restricted common stock under the 2018 Plan to non-employees in exchange for consulting services provided to the Company. As of June 30, 2018, there was approximately $306,000 of total unrecognized compensation cost related to unrendered services. That cost is expected to be recognized over the remaining contractual period of approximately 1.25 years.

Note 4—Stock-Based Compensation

The Company's Equity Incentive Plan (the "Plan") permits the grant of stock options, stock appreciation rights, restricted stock, or restricted stock units to officers, employees, directors, consultants, agents, and independent contractors of the Company. The Company believes that such awards better align the interests of its employees, directors, and consultants with those of its stockholders. Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest over two years from the grant date and generally have ten-year contractual terms. Certain option awards provide for accelerated vesting (as defined in the Plan).

The Company has reserved 2,529,000 shares of common stock to be available for granting under the Plan.

The Company estimates the fair value of each option award using a BSM that uses the weighted-average assumptions included in the table below. Expected volatilities are based on historical volatility of comparable companies. The Company uses historical data to estimate option exercise within the valuation model, or estimates the expected option exercise when historical data is unavailable. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company has not paid any dividends on common stock since its inception and does not anticipate paying dividends on its common stock in the foreseeable future. When calculating the amount of annual compensation expense, the Company has elected not to estimate forfeitures and instead accounts for forfeitures as they occur.

A summary of option activity for the nine months ended March 31, 2019 is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Total Shares
Outstanding at July 1, 2018	947,917	$1.50	10.0	947,917
Granted	270,916	1.50	9.30	270,916
Terminated	(127,000)	1.50		(127,000)
Outstanding at March 31, 2019	1,091,833	1.50	9.16	1,091,833

The weighted-average grant-date fair value of options granted during the three months and nine months ended March 31, 2019 was $0.70. The options contained time-based vesting conditions satisfied over a period of four years from the grant date.

The Company recognized $152,372 and $454,339 in expense related to the Plan for the three month and nine month period ended March 31, 2019, respectively. The expense is comprised of $61,250 for consulting services settled in restricted shares and $91,121 related to stock options for the three month period ended March 31, 2019. The expense is comprised of $183,750 for consulting services settled in restricted shares and $270,588 related to stock options for the nine month period ended March 31, 2019.

As of March 31, 2019, there was approximately $412,508 of total unrecognized compensation cost for employees and non-employees related to nonvested options. That cost is expected to be recognized over a weighted-average period of 1.25 years.

On July 13, 2018, the Company issued 340,278 restricted shares of common stock in exchange for consulting services provided during the period ended June 30, 2018, and for future services unrendered. The measurement date for all outstanding restricted shares may not be reached until the contractual end of the contract in September 2019. Accordingly, the Company has estimated the fair value of those services performed through March 31, 2019, and recorded an expense in the consolidated statements of operations. The expense is recognized ratably over the term of the consulting contract and amounted to $183,750 during the nine months ended March 31, 2019. As of March 31, 2019, there was approximately $122,500 of total unrecognized compensation cost for non-employees related to unrendered services. That cost is expected to be recognized over the remaining contractual period of approximately 6 months. The restricted shares are subject to various provisions that prevent the stockholders from selling, transferring or pledging the shares until the earlier of twelve months after the Company's common stock is quoted and traded on public exchange or October 1, 2019.